Regulation and Rates	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Regulated Operations [Abstract]
Regulation and Rates
(7)	Regulation and Rates
General Rate Case
On February 27, 2026, PSE filed a GRC with the Washington Commission in Docket No.
UE-260005
and Docket No.
UG-260006.
The filing included a three-year MYRP requesting an overall increase in electric and natural gas rates of 15.2% and 14.2% respectively in rate year one (expected to approximate calendar year 2027), 3.7% and 3.2%, respectively in rate year two (expected to approximate calendar year 2028) and 8.7% and 3.6% in rate year three (expected to approximate calendar year 2029). PSE requested a return on equity of 10.8% for all three rate years beginning in 2027 and requested an overall rate of return of 8.1% in rate year one and 8.2% in both rate years two and three.
PSE filed a GRC which includes a
two-year
MYRP with the Washington Commission on February 15, 2024. On January 15, 2025, the Washington Commission issued an order on PSE’s 2024 GRC, in Docket Nos.
UE-240004
and
UG-240005,
that approved a weighted cost of capital of 7.52% in 2025 and 7.64% in 2026, a capital structure of 49.0% in common equity in 2025 and 50.0% in 2026, and a return on equity of 9.8% in 2025 and 9.9% in 2026. On January 28, 2025, the Washington Commission approved PSE’s electric and natural gas rates in its compliance filing with an overall net revenue change for electric of $378.2 million or 13.3% in 2025 and $191.0 million or 5.9% in 2026 and an overall net revenue change for natural gas of $110.0 million or 10.6% in 2025 and $20.0 million or 1.8% in 2026, with an effective date of January 29, 2025.
Liquefied Natural Gas Rate Adjustment
On April 24, 2024, the Washington Commission issued Final Order 07 in Docket No.
UG-230393,
which determined that PSE acted prudently in developing and constructing the Tacoma LNG Facility and included two primary outcomes. First, the Washington Commission did not authorize recovery of the portion of the Company’s deferred return on its investment in the Tacoma LNG Facility that was recorded between February 1, 2022, the date the facility was placed into service, and January 11, 2023, the date PSE’s 2022 GRC rates went into effect. Second, the Washington Commission directed PSE to increase the allocation of distribution pipeline investment to Puget LNG. On May 24, 2024, Public Counsel and the Puyallup Tribe of Indians each filed a petition for judicial review of the Washington Commission’s Final Order 07. The petitions were filed in Thurston County Superior Court and were consolidated. The parties agreed to seek direct review of the case by the

Washington State Court of Appeals. The case was transferred to Division III of the Court of Appeals in March 2025. Petitioners, Public Counsel and the Puyallup Tribe of Indians filed opening briefs on July 11, 2025. Respondents, PSE and the Washington Commission filed briefs on September 10, 2025. Petitioners’ reply briefs were filed on October 10, 2025. A hearing date has not yet been set.
Colstrip Adjustment Rider
On September 30, 2024, PSE filed proposed revisions to rates under the Colstrip Adjustment Rider Schedule 141COL with the Washington Commission, seeking to recover actual and forecasted costs for Colstrip Units 3 and 4 for calendar year 2025. The proposed revisions would increase PSE’s annual revenues by $4.1 million, or 0.1%. On December 19, 2024, the Washington Commission issued Order 01, requiring PSE to file revised tariff pages, with rates effective January 1, 2025, subject to refund pending final determination. The Washington Commission set the matter for adjudication, with a hearing held on September 3, 2025. On December 19, 2025, the Washington Commission concluded that an adjustment to the provisionally approved rate was necessary, decreasing annual revenues by $6.9 million or 0.2% effective January 1, 2026.
On September 30, 2025, PSE filed proposed revisions to rates under the Colstrip Adjustment Rider Schedule 141COL with the Washington Commission in Docket No. 250733 for Colstrip Units 3 and 4 for calendar year 2026. The proposed revisions would decrease PSE’s annual revenues by $82.5 million, or 2.3%, including the $6.9 million mentioned above, due to an expected decrease from the removal of Colstrip plant and reduction of operating costs. The revised tariff filed went into effect on January 1, 2026 by operation of law.
Climate Commitment Act Deferral
Electric
On May 2, 2025, PSE filed a revision to its electric tariff in Docket No.
UE-250321,
which proposed the establishment of Schedule 111 for electric to allow PSE to recover the costs associated with its electric compliance obligation. PSE’s proposal covered the recovery of its electric compliance costs incurred from January 2023 through December 2025 with a recovery period set for the period of August 1, 2025 through December 2026. On July 24, 2025, the Washington Commission approved the recovery of PSE’s estimated 2023 and 2024 compliance costs and a pro-rata
portion of the 2025 estimated compliance costs in Schedule 111 for electric. In Docket
UE-250901,
the Washington Commission approved the recovery of the remaining forecasted 2025 allowance obligation and a true-up
to known compliance costs for 2023 and 2024, effective January 1, 2026.
Order 01 within Docket No.
UE-250321
also required PSE to file a proposal for recovery of 2026 CCA costs, which was made in that same docket on October 1, 2025. On December 24, 2025, the Washington Commission issued Order 01 in Docket No.
UE-250747,
which approved the total cost of electric CCA compliance will be recovered through PSE’s power cost mechanism. Additionally, to the extent PSE uses no cost allowances granted by the WDOE for compliance, the benefit of this will be passed back to customers through the electric Schedule 111 as approved in Docket No.
UE-250901.
When combined with the adjustment to Schedule 111, noted above, for the recovery of compliance costs, the annual net rate decrease beginning January 1, 2026, is $259.0 million or 7.2%.
As of March 31, 2026, PSE recorded a regulatory asset of $52.5 million, which represents the expense incurred for the purchase of allowances for the GHG emissions associated with the Company’s electric business activities for 2023 through 2025, net of amounts to date collected in customer electric rates for CCA obligation costs. Further, PSE recorded a regulatory asset of $61.2 million, which represents the value of no cost allowances passed back to customers that exceeded PSE’s actual usage of no cost allowances in 2026.

Natural Gas
The ongoing recovery of allowance costs and pass back of proceeds from the sale of consigned no-cost
allowances associated with PSE’s natural gas business activities is consistent with the approved accounting petitions in Docket Nos.
UG-220975
and
UG-230471.
As of March 31, 2026, PSE recorded a regulatory liability of $15.1 million, which represents the amounts to date over-collected in customer natural gas rates for CCA obligation costs, net of the expense incurred for the purchase of allowances for GHG emissions associated with the Company’s natural gas business activities. Additionally, PSE will continue to consign for auction at least the minimum amount of no-cost
emission allowances allocated for natural gas business activities in compliance with the CCA, the proceeds of which will continue to be used for the benefit of natural gas customers, as determined by the Washington Commission. PSE does not record a regulatory liability to defer the proceeds until consigned allowances are sold at auction. As of March 31, 2026, PSE recorded a regulatory liability of $49.0 million, which represents the proceeds received from the sale of consigned allowances sold at auction net of proceeds from the sale of consigned natural gas GHG emission allowances passed back through customer rates or used on approved decarbonization projects.
Power Cost Adjustment Mechanism
PSE currently has a PCA mechanism that provides for the deferral of power costs that vary from the “power cost baseline” level of power costs. The “power cost baseline” levels are set, in part, based on normalized assumptions about weather and hydroelectric conditions. Excess power costs or savings are apportioned between PSE and its customers pursuant to the graduated scale set forth in the PCA mechanism and will trigger a surcharge or refund when the cumulative deferral trigger is reached.
The following graduated scale used in the PCA mechanism resulted in the following Company and customer shares:

Puget Energy and Puget Sound Energy	At March 31, 2026
(Dollars in Thousands)	Company’s Share			Customers’ Share			Total
Annual Power Cost Variability	Over	Under	Amount	Over	Under	Amount
(Over) and under collected up to $17 million	100%	100%	$(7,637)	—%	—%	$—	$(7,637)
(Over) and under collected between $17 - $40 million	35	50	—	65	50	—	—
(Over) or under collected beyond $40 million	10	10	—	90	90	—	—
Interest			—			53	53

Total (over) / under recovery			$(7,637)			$53	$(7,584)

Puget Energy and Puget Sound Energy	At March 31, 2025
(Dollars in Thousands)	Company’s Share			Customers’ Share			Total
Annual Power Cost Variability	Over	Under	Amount	Over	Under	Amount
(Over) and under collected up to $17 million	100%	100%	$17,000	—%	—%	$—	$17,000
(Over) and under collected between $17 - $40 million	35	50	11,500	65	50	11,500	23,000
(Over) or under collected beyond $40 million	10	10	3,118	90	90	28,063	31,181
Interest			—			247	247

Total (over) / under recovery			$31,618			$39,810	$71,428

On April 30, 2026, PSE filed the 2025 PCA compliance report in Docket No.
UE-260337.
The actual 2025 PCA imbalance including interest was $155.6 million. In the 2024 PCA Compliance Docket No.
UE-250318,
PSE was allowed to collect on an estimated 2025 imbalance of $97.7 million, which was set in rates from October 1, 2025, to December 31, 2026. PSE has collected $42.0 million and forecasts to collect an additional $56.1 million from April 2026 through December 31, 2026. Accordingly, PSE requested to recover the revised remaining 2025 imbalance of $59.5 million over 12 months starting on January 1, 2027.
PSE filed a tariff requesting an update to the PCA mechanism in 2026 within Docket No.
UE-250747,
which was filed concurrently with the proposed tariff revision for Schedule 111, in Docket No.
UE-250901,
discussed above. The former revision requested an increase of $748.4 million or 20.8% and incorporated updated market prices for natural gas and CCA emissions allowances, along with corrected forced outage rates for PSE’s natural gas-fired
generators. The Washington Commission approved PSE’s tariff revisions filed, effective January 1, 2026, subject to condition that these tariff revisions will be subject to review and revision in PSE’s next GRC and will not be effective until the conclusion of that case or February 28, 2027, whichever occurs first.
On July 8, 2025, PSE filed a tariff revision in Docket No.
UE-250537
requesting that the Washington Commission eliminate the deadband and sharing bands in the PCA mechanism. On February 23, 2026, the Washington Commission dismissed PSE’s filing and determined that PSE’s request would contradict the power cost review process of the two-year
rate plan approved in 2025. On February 27, 2026, PSE integrated its request into its GRC filing in Docket No.
UE-260005
for the three-year rate plan beginning in 2027.
Purchased Gas Adjustment Mechanism
On October 23, 2025, the Washington Commission approved PSE’s request for PGA rates in Docket No.
UG-250704,
effective November 1, 2025. As part of that filing, PSE requested an annual overall revenue decrease of $55.1 million, where PGA rates, under Schedule 101, decrease annual revenue by $7.9 million and the tracker rates, under Schedule 106, decrease annual revenue by $47.2 million.
The following table presents the PGA mechanism balances and activity at March 31, 2026 and December 31, 2025:

Puget Energy and Puget Sound Energy
(Dollars in Thousands)	At March 31, 2026	At December 31, 2025
PGA (liability)/receivable beginning balance	$(65,931)	$(58,657)
Actual natural gas costs	151,480	397,465
Allowed PGA recovery	(140,588)	(399,347)
Interest	(831)	(5,392)

PGA (liability)/receivable ending balance	$(55,870)	$(65,931)

For further information, such as prior rate filings and accounting petitions, see Note 4, “Regulation and Rates” to the audited consolidated financial statements included in this prospectus.

(4)	Regulation and Rates
Regulatory Assets and Liabilities
Regulatory accounting allows PSE to defer certain costs that would otherwise be charged to expense, if it is probable that future rates will permit recovery of such costs. It similarly requires deferral of revenues or gains that are expected to be returned to customers in the future.
The net regulatory assets and liabilities at December 31, 2025, and 2024, are included in the following tables:

Puget Sound Energy	Remaining Amortization Period	December 31,
(Dollars in Thousands)		2025	2024
PCA unrealized loss	N/A	$451,359	$284,166
Environmental remediation	(a)	179,129	180,245
PCA mechanism	N/A	143,687	61,202
Storm damage costs electric	1 to 4 years	126,237	120,431
CCA schedule 111 recovery	N/A	99,388	—
Energy conservation costs	(a)	97,320	75,373
Automated meter reading	18 years	92,685	98,572
PGA unrealized loss	N/A	73,352	66,929
Baker Dam licensing operating and maintenance costs	(b)	59,175	56,201
Deferred Washington Commission AFUDC	30 years	54,985	55,427
Decoupling deferrals and interest	Less than 2 years	43,419	51,838
Chelan PUD contract initiation	5.8 years	41,347	48,435
Washington Commission COVID-19	N/A	40,966	37,089
Washington Commission LNG	N/A	31,269	38,070
Unamortized loss on reacquired debt	2 to 42 years	27,749	29,680

Puget Sound Energy	Remaining Amortization Period	December 31,
(Dollars in Thousands)		2025	2024
Generation plant major maintenance, less Colstrip	1 to 9 years	27,278	18,975
Lower Snake River	11.4 years	26,844	35,429
Deferred lease expense	(a)	22,542	18,862
Various other regulatory assets	(a)	69,649	139,569

Total PSE regulatory assets		$1,708,380	$1,416,493

Cost of removal	(c)	$(822,090)	$(748,095)
Deferred income taxes (d)	N/A	(699,225)	(722,558)
Repurposed production tax credits	N/A	(103,689)	(110,746)
PGA liability	2 years	(65,931)	(58,657)
Decoupling liability	Less than 2 years	(48,249)	(63,890)
CCA natural gas allowance auction proceeds	N/A	(46,367)	—
CCA schedule 111 recovery	N/A	(28,647)	(97,694)
Various other regulatory liabilities	(a)	(37,436)	(54,002)

Total PSE regulatory liabilities		$(1,851,634)	$(1,855,642)

PSE net regulatory assets (liabilities)		$(143,254)	$(439,149)

(a)	Amortization periods vary depending on the timing of underlying transactions.
(b)
The FERC license requires PSE to incur various O&M expenses over the life of the 50 year license for Baker. The regulatory asset represents the net present value of future expenditures and will be offset by actual costs incurred.

(c)	The balance is dependent upon the cost of removal of underlying assets and the life of utility plant.
(d)	For additional information, see Note 13, “Income Taxes” below.

Puget Energy	Remaining Amortization Period	December 31,
(Dollars in Thousands)		2025	2024
Total PSE regulatory assets	(a)	$1,708,380	$1,416,493
Puget Energy acquisition adjustments:
Regulatory assets related to power contracts	2 to 26 years	3,705	4,779

Total Puget Energy regulatory assets		$1,712,085	$1,421,272

Total PSE regulatory liabilities	(a)	$(1,851,634)	$(1,855,642)
Puget Energy acquisition adjustments:
Deferred income taxes		498	651
Regulatory liabilities related to power contracts	2 to 26 years	(26,443)	(30,566)

Puget Energy	Remaining Amortization Period	December 31,
(Dollars in Thousands)		2025	2024
Various other regulatory liabilities	Varies	(1,190)	(1,193)

Total Puget Energy regulatory liabilities		$(1,878,769)	$(1,886,750)

Puget Energy net regulatory asset (liabilities)		$(166,684)	$(465,478)

(a)	Puget Energy’s regulatory assets and liabilities include purchase accounting adjustments under ASC 805.
If the Company determines that it no longer meets the criteria for continued application of ASC 980, the Company would be required to write off its regulatory assets and liabilities related to those operations not meeting ASC 980 requirements. Discontinuation of ASC 980 could have a material impact on the Company’s financial statements.
In accordance with guidance provided by ASC 410, “Asset Retirement and Environmental Obligations (ARO),” PSE reclassified from accumulated depreciation to a regulatory liability $822.1 million and $748.1 million in 2025 and 2024, respectively, for the cost of removal of utility plant. These amounts are collected from PSE’s customers through depreciation rates.
General Rate Case Filing
PSE filed a GRC which includes a
two-year
MYRP with the Washington Commission on February 15, 2024. On January 15, 2025, the Washington Commission issued an order on PSE’s 2024 GRC, in Docket Nos.
UE-240004
and
UG-240005,
that approved a weighted cost of capital of 7.52% in 2025 and 7.64% in 2026, a capital structure of 49.0% in common equity in 2025 and 50.0% in 2026, and a return on equity of 9.8% in 2025 and 9.9% in 2026. On January 28, 2025, the Washington Commission approved PSE’s electric and natural gas rates in its compliance filing with an overall net revenue change for electric of $378.2 million or 13.3% in 2025 and $191.0 million or 5.9% in 2026 and an overall net revenue change for natural gas of $110.0 million or 10.6% in 2025 and $20.0 million or 1.8% in 2026, with an effective date of January 29, 2025. PSE filed a petition for reconsideration on January 24, 2025 and multiple parties filed petitions for reconsideration and a motion for clarification on January 27, 2025. On March 17, 2025, the Washington Commission issued an order denying PSE’s petition for reconsideration. The order also granted and denied certain petitions for reconsideration and clarification by other parties. The order approved PSE’s Targeted Electrification Pilot Phase II.
For further information on the prior rates, which were subject to the 2022 GRC, see Note 4, “Regulation and Rates” to the consolidated financial statements included in Item 8 of the Company’s Form
10-K
for the period ended December 31, 2024.
Liquefied Natural Gas Rate Adjustment
On April 24, 2024, the Washington Commission issued Final Order 07 in Docket No. UG-230393. The order determined that PSE acted prudently in developing and constructing the Tacoma LNG Facility after the initial decision to build in September 2016. Further, there were two main outcomes that resulted from the order. First, the Washington Commission did not authorize recovery of the portion of the Company’s deferred return on its investment in the Tacoma LNG Facility that was recorded between February 1, 2022, the date the facility was placed into service, and January 11, 2023, the date PSE’s 2022 GRC rates went into effect. Second, the Washington Commission directed PSE to increase the allocation of distribution pipeline investment to Puget LNG. The Washington Commission determined that the allocation should be tied to the relative flow of natural gas across these facilities, resulting in a higher allocation to Puget LNG than was originally filed. On
May 3,

2024, PSE made the compliance filing required by Final Order 07. On May 24, 2024, Public Counsel and the Puyallup Tribe of Indians each filed a petition for judicial review of the Washington Commission’s Final Order 07. The petitions were filed in Thurston County Superior Court and were consolidated. Both petitions allege that the Washington Commission (i) failed to properly apply the updated public interest standard, (ii) failed to disallow all costs related to PSE’s redesign of the pipeline and development of waste gas disposal methods, and (iii) failed to conduct an independent determination of reasonable attorney fees. The parties agreed to seek direct review of the case by the Washington State Court of Appeals. The case was transferred to Division III of the Court of Appeals in March 2025. Petitioners, Public Counsel and the Puyallup Tribe of Indians filed opening briefs on July 11, 2025. Respondents, PSE and the Washington Commission filed briefs on September 10, 2025. Petitioners’ reply briefs were filed on October 10, 2025. A hearing date has not yet been set.
PCA and PGA Unrealized Loss
On December 19, 2024, the Washington Commission approved the Company’s accounting petition in Docket No.
UE-240773
to offset any derivative assets or liabilities, entered into in order to serve electric customers, with a regulatory asset or liability, thus deferring the unrealized gains or losses. For additional information, see Note 10, “Accounting for Derivative Instruments and Hedging Activities” below.
Colstrip Adjustment Rider
On September 30, 2024, PSE filed proposed revisions to rates under the Colstrip Adjustment Rider Schedule 141COL with the Washington Commission, seeking to recover actual and forecasted costs for Colstrip Units 3 and 4 for calendar year 2025. The proposed revisions would increase PSE’s annual revenues by $4.1 million, or 0.1%. On December 19, 2024, the Washington Commission issued Order 01, requiring PSE to file revised tariff pages, with rates effective January 1, 2025, subject to refund pending final determination. The Washington Commission set the matter for adjudication, with a hearing held on September 3, 2025. On December 19, 2025, the Washington Commission concluded that an adjustment to the provisionally approved rate was necessary decreasing annual revenues by $6.9 million or 0.2% effective January 1, 2026.
On September 30, 2025, PSE filed proposed revisions to rates under the Colstrip Adjustment Rider Schedule 141COL with the Washington Commission in Docket No. 250733 for Colstrip Units 3 and 4 for calendar year 2026. The proposed revisions would decrease PSE’s annual revenues by $82.5 million, or 2.3%, including the $6.9 million mentioned above, due to an expected decrease from the removal of Colstrip plant and elimination of operating costs from rates. The revised tariff filed went into effect on January 1, 2026, by operation of law.
Climate Commitment Act Deferral
In 2023, PSE filed its initial revision to natural gas rates for the recovery of allowance costs and pass back of auction proceeds in Docket
UG-230968.
In this filing, PSE sought to update rates pertaining to amounts deferred from January 2023 through September 2023 and to add new language to the tariff that would enable PSE to fund decarbonization projects using a portion of its projected no cost allowances revenues. Subsequent filings were also made to revise the tariff rates for allowance costs and auction proceeds related to subsequent periods. The Washington Commission suspended the tariff sheets and subsequent updates but allowed the rates to go into effect on an interim basis, subject to refund, on January 1, 2024. The Washington Commission rejected all parties’ proposals for gas utility risk sharing of CCA compliance costs but indicated that it will consider whether a utility risk sharing mechanism is necessary in an ongoing rulemaking related to CCA implementation.
The ongoing recovery of allowance costs and pass back of proceeds from the sale of consigned no-cost
allowances associated with PSE’s natural gas business activities is consistent with the approved accounting petitions in Docket Nos.
UG-220975
and
UG-230471.
As of December 31, 2025, PSE recorded a regulatory liability of $28.6 million, which represents the amounts to date over-collected in customer natural gas rates for CCA obligation costs, net of the expense incurred for the purchase of allowances for GHG emissions associated with the Company’s natural gas business activities. Additionally, PSE will continue to consign for auction at least the minimum amount of no-cost
emission allowances allocated for natural gas business activities in compliance with the CCA, the proceeds of which will continue to be used for the benefit of natural gas customers, as determined by the Washington Commission. PSE does not record a regulatory liability to defer the proceeds until consigned allowances are sold at auction. As of December 31, 2025, PSE recorded a regulatory liability of $46.4 million, which represents the proceeds received from the sale of consigned allowances sold at auction net of proceeds from the sale of consigned natural gas GHG emission allowances passed back through customer rates or used on approved decarbonization projects.
On May 2, 2025, PSE filed a revision to its electric tariff in Docket No.
UE-250321,
which proposed the establishment of a new schedule, Schedule 111 for electric, and will allow PSE to recover the costs associated with its electric compliance obligation. PSE’s proposal covered the recovery of its electric compliance costs incurred, or to be incurred, from January 2023 through December 2025, with a recovery period set for the period of August 1, 2025 through December 2026. On July 24, 2025, the Washington Commission approved the recovery of PSE’s estimated 2023 and 2024 compliance costs and a pro-rata
portion of the 2025 estimated compliance costs. In Docket
UE-250901,
the Washington Commission approved the recovery of the remaining forecasted 2025 allowance obligation and a true-up
to known compliance costs for 2023 and 2024, effective January 1, 2026.
The Order within Docket No.
UE-250321
also required PSE to file a proposal for future recovery of CCA costs, which was made in that same docket on October 1, 2025. On December 24, 2025, the Washington Commission approved Order 1 in Docket No.
UE-250747,
which approved the total cost of electric CCA compliance will be recovered through PSE’s power cost mechanism. Additionally, to the extent PSE uses no cost allowances granted by the WDOE for compliance, the benefit of this will be simultaneously passed back to customers through the electric Schedule 111 as approved in Docket No.
UE-250901.
When combined with the adjustment to Schedule 111, noted above, for the recovery of compliance costs, the annual net rate decrease beginning January 1, 2026, is $259.0 million or 7.2%.
As of December 31, 2025, PSE recorded a regulatory asset of $99.4 million, which represents the expense incurred for the purchase of allowances for the GHG emissions associated with the Company’s electric business activities, net of amounts to date collected in customer electric rates for CCA obligation costs.
Power Cost Adjustment Mechanism
PSE currently has a PCA mechanism that provides for the deferral of power costs that vary from the “power cost baseline” level of power costs. The “power cost baseline” levels are set, in part, based on normalized assumptions about weather and hydroelectric conditions. Excess power costs or savings are apportioned between PSE and its customers pursuant to the graduated scale set forth in the PCA mechanism and will trigger a surcharge or refund when the cumulative deferral trigger is reached.
The following graduated scale used in the PCA mechanism resulted in the following Company and customer shares:
Puget Energy and
Puget Sound Energy

	At December 31, 2025
(Dollars in Thousands)	Company’s Share			Customers’ Share			Total
Annual power cost variability	Over	Under	Amount	Over	Under	Amount
(Over) and under collected up to $17 million	100%	100%	$17,000	-%	-%	$—	$17,000
(Over) and under collected between $17—$40 million	35	50	11,500	65	50	11,500	23,000

	At December 31, 2025
(Dollars in Thousands)	Company’s Share			Customers’ Share			Total
Annual power cost variability	Over	Under	Amount	Over	Under	Amount
(Over) or under collected beyond $40 million	10	10	15,521	90	90	139,693	155,214
Interest			—			4,453	4,453

Total (over) / under recovery			$44,021			$155,646	$199,667

Puget Energy and
Puget Sound Energy

	At December 31, 2024
(Dollars in Thousands)	Company’s Share			Customers’ Share			Total
Annual power cost variability	Over	Under	Amount	Over	Under	Amount
(Over) and under collected up to $17 million	100%	100%	$17,000	—%	—%	$—	$17,000
(Over) and under collected between $17—$40 million	35	50	11,500	65	50	11,500	23,000
(Over) or under collected beyond $40 million	10	10	8,328	90	90	74,952	83,280
Interest			—			3,872	3,872

Total (over) / under recovery			$36,828			$90,324	$127,152

PSE filed a tariff requesting an update to the PCA mechanism in 2026 within Docket No.
UE-250747,
which was filed concurrently with the proposed tariff revision for Schedule 111, in Docket No.
UE-250901,
discussed above. The former revision requested an increase of $748.4 million or 20.8% and incorporated updated market prices for natural gas and CCA emissions allowances, along with corrected forced outage rates for PSE’s natural gas-fired
generators. The Washington Commission approved PSE’s tariff revisions filed, effective January 1, 2026, subject to condition that these tariff revisions will be subject to review and revision in PSE’s next GRC and will be effective until the conclusion of that case or February 28, 2027, whichever occurs first.
On July 8, 2025, PSE filed a tariff revision in Docket No.
UE-250537
requesting that the Washington Commission eliminate the deadband and sharing bands in the PCA mechanism. The tariff revision is set for hearing in April 2026. There are currently motions pending to dismiss PSE’s filing, which have not yet been ruled on by the Washington Commission.
On April 30, 2025, PSE filed the 2024 PCA compliance report in Docket No.
UE-250318.
PSE proposed that the $3.1 million difference between the 2024 forecasted deferred balance of $98.2 million, which was set in rates from October 1, 2024, to December 31, 2025, and the actual 2024 deferred balance of $95.1 million be returned to the PCA tracking account for future disposition. Additionally, PSE requested to recover the forecasted 2025 deferred balance of $80.6 million from October 1, 2025 to December 31, 2026. On September 29, 2025, the Washington Commission approved the report, but required PSE to refund the $3.1 million difference.
On April 30, 2024, PSE filed the 2023 PCA compliance report, in Docket No. 240288, that proposed to pass back 2023 deferred balances from October 1, 2024 to December 31, 2025, resulting in credits to customers of $22.2 million. Additionally, PSE requested to recover the forecasted 2024 deferred balance of $98.2 million from October 1, 2024 to December 31, 2025. On September 26, 2024, the Washington Commission approved the filing as proposed with rates going into effect October 1, 2024 and January 1, 2025.
Purchased Gas Adjustment Mechanism
On October 23, 2025, the Washington Commission approved PSE’s request for PGA rates in Docket No.
UG-250704,
effective November 1, 2025. As part of that filing, PSE requested an annual overall revenue decrease of $55.1 million, where PGA rates, under Schedule 101, decrease annual revenue by $7.9 million and the tracker rates, under Schedule 106, decrease annual revenue by $47.2 million.
On October 24, 2024, the Washington Commission approved PSE’s request for PGA rates in Docket No.
UG-240708,
effective November 1, 2024. As part of that filing, PSE requested an annual overall revenue increase of $124.4 million, where PGA rates, under Schedule 101, decrease annual revenue by $2.6 million and the tracker rates, under Schedule 106, increase annual revenue by $127.0 million. The revenue increase in Schedule 106 is primarily due to the cessation of a counterparty refund of $28.1 million that was amortized as a credit in 2023 and $142.8 million in commodity deferrals that were passed back to customers.
The following table presents the PGA mechanism balances and activity as of December 31, 2025 and December 31, 2024:
Puget Energy and
Puget Sound Energy

(Dollars in Thousands)	Year Ended December 31,
PGA (liability)/receivable balance and activity	2025	2024
PGA (liability)/receivable beginning balance	$(58,657)	$(132,082)
Actual natural gas costs	397,465	416,067
Allowed PGA recovery	(399,347)	(336,170)
Interest	(5,392)	(6,472)

PGA (liability)/receivable ending balance	$(65,931)	$(58,657)

Storm Loss Deferral Mechanism
The Washington Commission has defined deferrable weather-related events and provided that costs in excess of the annual cost threshold may be deferred for qualifying damage costs that meet the modified Institute of Electrical and Electronics Engineers outage criteria for system average interruption duration index. For the year ended December 31, 2025, PSE incurred $46.2 million in weather-related electric transmission and distribution system restoration costs, of which the Company deferred $28.3 million and $6.0 million as regulatory assets related to storms that occurred in 2025 and 2024, respectively. This compares to $74.5 million incurred in weather-related electric transmission and distribution system restoration costs for the year ended December 31, 2024, of which the Company deferred $58.9 million and zero as regulatory assets related to storms that occurred in 2024 and 2023, respectively. Under the 2024 GRC Order in Docket No.
UE-240004,
the storm loss deferral mechanism approved the cumulative annual cost threshold for deferral of storms under the mechanism at $9.4 million in 2025 and $9.6 million in 2026 and the minimum expense exclusion, established in the 2017 GRC, remains in effect. Under the 2017 GRC Order in Docket No.
UE-170033,
the storm loss deferral mechanism approved the following: (i) the cumulative annual cost threshold for deferral of storms under the mechanism at $10.0 million; and (ii) qualifying events where the total qualifying cost is less than $0.5 million will not qualify for deferral and these costs will also not count toward the annual cost threshold.
Environmental Remediation
The Company is subject to environmental laws and regulations by federal, state and local authorities and is required to undertake certain environmental investigative and remedial efforts as a result of these laws and regulations. The Company has been named by the Environmental Protection Agency (EPA), the WDOE and/or other third parties as potentially responsible or liable at several contaminated sites, including former manufactured gas plant sites. In accordance with the guidance of ASC 450 “Contingencies,” the Company reviews its estimated future obligations and will record adjustments, if any, on a quarterly basis. The adjustments recorded are based on the best estimate or the low end of a range of reasonably possible costs expected to be incurred by the Company based on its currently understood legal exposure at applicable sites. It is reasonably possible that incurred costs exceed the recorded amounts due to changes in laws and/or regulations, higher than expected costs due to changes in labor market or supply chain, evolving technology, unforeseen and/or the discovery of new or additional contamination. The Company currently estimates that a significant portion of its past and future environmental remediation costs are recoverable from insurance companies, from third parties, and/or from customers under a Washington Commission order. The Company is subject to cost-sharing agreements with third parties regarding environmental remediation projects in Bellingham, Everett, Renton, Seattle, and Tacoma, Washington. As of December 31, 2025, the Company’s share of future remediation costs is estimated to be approximately $122.0 million.